DIVIDENDS PAID OR PROVIDED FOR	6 Months Ended
Dec. 31, 2024
DIVIDENDS PAID OR PROVIDED FOR [Abstract]
DIVIDENDS PAID OR PROVIDED FOR
3.	DIVIDENDS PAID OR PROVIDED FOR
No dividend has been paid or provided for during the six months ended December 31, 2024 (December 31, 2023: nil).